                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED DECEMBER 21, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                              CLASS A, B, C SHARES OF:

                          THE MUNDER EQUITY SELECTION FUND


                                  FUND INFORMATION

The "FUND INFORMATION--Goal and Principal Investments" section in the Prospectus is deleted in its entirety and supplemented as follows:

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

- Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
- The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
- The Fund generally invests in issuers with market capitalizations of at least $1 billion.
- The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                                    CDSC WAIVERS

Effective December 1, 1998 the "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is supplemented as follows:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

- redemptions made within one year after the death of a shareholder or registered joint owner
- minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
-    involuntary redemptions made by the Fund
- redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

- redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED DECEMBER 21, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS K SHARES OF:

                          THE MUNDER EQUITY SELECTION FUND


                                  FUND INFORMATION

The "FUND INFORMATION--Goal and Principal Investments" section in the Prospectus is deleted in its entirety and supplemented as follows:

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

- Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
- The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
- The Fund generally invests in issuers with market capitalizations of at least $1 billion.
- The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED DECEMBER 21, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS Y SHARES OF:

                          THE MUNDER EQUITY SELECTION FUND


                                  FUND INFORMATION

The "FUND INFORMATION--Goal and Principal Investments" section in the Prospectus is deleted in its entirety and supplemented as follows:

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

- Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
- The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
- The Fund generally invests in issuers with market capitalizations of at least $1 billion.
- The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED DECEMBER 21, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                              CLASS A AND B SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND


The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices? --Goal and Principal Investments for Equity Selection Fund" section in the Prospectus is deleted in its entirety and supplemented as follows:

                               EQUITY SELECTION FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

- Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
- The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
- The Fund generally invests in issuers with market capitalizations of at least $1 billion.
- The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").


                                    CDSC WAIVERS

Effective December 1, 1998 the "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is supplemented as follows:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares for:

- redemptions made within one year after the death of a shareholder or registered joint owner
- minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
-    involuntary redemptions made by the Fund
- redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

- redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED DECEMBER 21, 1998
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS Y SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND


The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices? --Goal and Principal Investments for Equity Selection Fund" section in the Prospectus is deleted in its entirety and supplemented as follows:

                               EQUITY SELECTION FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

- Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
- The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
- The Fund generally invests in issuers with market capitalizations of at least $1 billion.
- The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").